SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) £ in Millions	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($) Segment shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Mar. 15, 2024	Dec. 31, 2021 USD ($)
Accounting Policies [Line Items]
Percentage of refundable tax credit against certain employment taxes equal to qualified wages paid					50.00%
Maximum wages per employee annually paid under employee retention credit					$ 10,000
Percentage of refundable tax credit against certain employment taxes extended and expanded qualified wage caps to qualified wages paid					70.00%
Maximum wages per employee per quarterly paid under employee retention credit					$ 10,000
Foreign currency translation adjustment, net of tax			$ (511,000)	$ 0	(114,000)	$ 173,000
Cash equivalents	$ 0		0		0	0
Contract assets	4,600,000		4,600,000		4,200,000	4,800,000
Accounts receivable	35,730,000		35,730,000		29,929,000	$ 28,998,000		$ 20,000,000
Allowance for credit losses	$ 1,400,000		$ 1,400,000		$ 1,500,000
Redeemable convertible preferred stock, shares outstanding | shares					0	6,719,641
Carrying value of redeemable convertible preferred stock outstanding					$ 0	$ 17,878,000
Preferred stock, shares issued | shares	0		0		0	0
Number of operating segment | Segment			1
Number of reportable segment | Segment			1
Minimum percentage of unrecognized tax benefits that would impact effective tax rate			50.00%		50.00%
Unrecognized tax benefits	$ 0		$ 0		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0		0		0	0
Realized loss on settlement of interest swap					4,000	0
Assets fair value	1,137,000		1,137,000		888,000	1,619,000
Liabilities fair value	0		0		0
Unrealized foreign currency gain loss			28,000	0
Revenue			$ 36,974,000	$ 40,799,000	$ 152,034,000	$ 129,556,000
CTG
Accounting Policies [Line Items]
Business acquisition percentage							100.00%
Casing Technologies Group Limited
Accounting Policies [Line Items]
Revenue	800,000
Casing Technologies Group Limited | Deep Casing Tools Limited
Accounting Policies [Line Items]
Purchase consideration	20,900,000	£ 16.2
Redeemable Convertible Preferred Stock
Accounting Policies [Line Items]
Redeemable convertible preferred stock, shares outstanding | shares					0
Customer Concentration Risk | Sales Revenue | Two Customers
Accounting Policies [Line Items]
Concentration risk percentage			30.00%	31.00%		28.00%
Customer Concentration Risk | Sales Revenue | Three Customers
Accounting Policies [Line Items]
Concentration risk percentage					39.00%
Customer Concentration Risk | Vendor Purchases | One Vendor
Accounting Policies [Line Items]
Concentration risk percentage				11.00%		12.00%
Customer Concentration Risk | Vendor Purchases | Two Vendors
Accounting Policies [Line Items]
Concentration risk percentage			30.00%		23.00%
Customer Concentration Risk | Accounts Receivable
Accounting Policies [Line Items]
Receivables from customers					$ 11,100,000	$ 8,600,000
Customer Concentration Risk | Accounts Receivable | One Vendor
Accounting Policies [Line Items]
Receivables from customers	6,600,000		$ 6,600,000		9,300,000
Customer Concentration Risk | Accounts Payable
Accounting Policies [Line Items]
Amounts due to vendors					300,000	900,000
Customer Concentration Risk | Accounts Payable | One Vendor
Accounting Policies [Line Items]
Amounts due to vendors	3,700,000		$ 3,700,000		3,400,000
Interest Rate Swap
Accounting Policies [Line Items]
Unrealized gain (loss) due to change in fair value				$ 100,000	$ 400,000	1,400,000
Interest swap agreement settlement date			Jul. 10, 2023		Jul. 10, 2023
Realized loss on settlement of interest swap					$ (4,000)
Level 3
Accounting Policies [Line Items]
Assets fair value	$ 0		$ 0		0	0
Liabilities fair value					0	0
Prepaid Expenses and Other Current Assets
Accounting Policies [Line Items]
Employee retention credit benefits receivables					0	2,100,000
Selling, General, and Administrative Expenses
Accounting Policies [Line Items]
Employee retention credit benefits					0	4,300,000
United States
Accounting Policies [Line Items]
Revenue			$ 32,300,000	$ 36,600,000	$ 138,300,000	$ 118,300,000
Percentage of revenue			87.00%	90.00%	91.00%	91.00%
Canada
Accounting Policies [Line Items]
Revenue			$ 4,700,000
International
Accounting Policies [Line Items]
Revenue				$ 4,200,000
Percentage of revenue			13.00%	10.00%